Gross Revenues by Products and Services (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Product revenue	$ 73,520,000	$ 82,926,000	$ 85,319,000
Service revenue	9,423,000	5,521,000	4,925,000
Revenue	82,943,000	88,447,000	90,244,000
Smart cards
Segment Reporting, Revenue Reconciling Item [Line Items]
Product revenue	67,108,000	78,256,000	75,185,000
Other products
Segment Reporting, Revenue Reconciling Item [Line Items]
Product revenue	6,412,000	4,670,000	10,134,000
Head-end system integration
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	4,591,000	2,731,000	2,175,000
Head-end system development
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	1,566,000	1,103,000	987,000
Licensing income
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	2,516,000	1,098,000	1,246,000
Royalty income
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	585,000	512,000	382,000
Other services
Segment Reporting, Revenue Reconciling Item [Line Items]
Service revenue	$ 165,000	$ 77,000	$ 135,000